Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
June 30, 2022
Z65-NPRT1-0822
1.9895832.103
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	11,381	119,843
Fidelity Series Commodity Strategy Fund (a)	3,410	16,470
Fidelity Series Large Cap Growth Index Fund (a)	5,575	77,107
Fidelity Series Large Cap Stock Fund (a)	5,166	84,569
Fidelity Series Large Cap Value Index Fund (a)	12,019	162,010
Fidelity Series Small Cap Opportunities Fund (a)	3,562	40,256
Fidelity Series Value Discovery Fund (a)	4,141	60,369
TOTAL DOMESTIC EQUITY FUNDS (Cost $601,539)		560,624

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	2,641	35,228
Fidelity Series Emerging Markets Fund (a)	2,047	16,867
Fidelity Series Emerging Markets Opportunities Fund (a)	9,284	151,879
Fidelity Series International Growth Fund (a)	5,295	74,080
Fidelity Series International Index Fund (a)	3,124	30,955
Fidelity Series International Small Cap Fund (a)	1,491	22,365
Fidelity Series International Value Fund (a)	7,612	72,996
Fidelity Series Overseas Fund (a)	7,075	73,935
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $514,995)		478,305

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	133	1,140
Fidelity Series Corporate Bond Fund (a)	1	13
Fidelity Series Emerging Markets Debt Fund (a)	213	1,551
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	65	537
Fidelity Series Floating Rate High Income Fund (a)	134	1,163
Fidelity Series Government Bond Index Fund (a)	2	17
Fidelity Series High Income Fund (a)	1	6
Fidelity Series International Credit Fund (a)	3	29
Fidelity Series Investment Grade Bond Fund (a)	2	16
Fidelity Series Investment Grade Securitized Fund (a)	2	16
Fidelity Series Long-Term Treasury Bond Index Fund (a)	11,671	77,729
Fidelity Series Real Estate Income Fund (a)	361	3,733
TOTAL BOND FUNDS (Cost $89,136)		85,950

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (b) (Cost $19)	19	19

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,205,689)	1,124,898
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	1,124,899

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	19	-	-	-	-	-	19	0.0%
Total	19	-	-	-	-	-	19

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	302	917	11	-	-	(68)	1,140
Fidelity Series Blue Chip Growth Fund	32,246	104,028	108	-	(22)	(16,301)	119,843
Fidelity Series Canada Fund	9,935	28,907	231	-	(6)	(3,377)	35,228
Fidelity Series Commodity Strategy Fund	4,514	14,898	1,130	-	(22)	(1,790)	16,470
Fidelity Series Corporate Bond Fund	331	713	1,013	2	(18)	-	13
Fidelity Series Emerging Markets Debt Fund	1,523	2,054	1,844	20	(252)	70	1,551
Fidelity Series Emerging Markets Debt Local Currency Fund	500	703	629	-	(65)	28	537
Fidelity Series Emerging Markets Fund	4,252	13,649	110	-	(37)	(887)	16,867
Fidelity Series Emerging Markets Opportunities Fund	39,007	122,124	589	-	(138)	(8,525)	151,879
Fidelity Series Floating Rate High Income Fund	300	922	15	6	-	(44)	1,163
Fidelity Series Government Bond Index Fund	481	1,133	1,590	2	(9)	2	17
Fidelity Series High Income Fund	1,827	1,205	2,953	18	(122)	49	6
Fidelity Series International Credit Fund	32	-	-	-	-	(3)	29
Fidelity Series International Growth Fund	19,870	60,212	282	-	(28)	(5,692)	74,080
Fidelity Series International Index Fund	8,437	25,044	147	-	(15)	(2,364)	30,955
Fidelity Series International Small Cap Fund	6,196	18,469	177	-	(28)	(2,095)	22,365
Fidelity Series International Value Fund	20,061	60,635	1,016	-	(69)	(6,615)	72,996
Fidelity Series Investment Grade Bond Fund	508	1,174	1,650	3	(17)	1	16
Fidelity Series Investment Grade Securitized Fund	343	760	1,083	1	(5)	1	16
Fidelity Series Large Cap Growth Index Fund	20,337	64,661	462	499	(109)	(7,320)	77,107
Fidelity Series Large Cap Stock Fund	22,667	69,690	522	-	(36)	(7,230)	84,569
Fidelity Series Large Cap Value Index Fund	43,427	131,470	811	-	(74)	(12,002)	162,010
Fidelity Series Long-Term Treasury Bond Index Fund	16,173	66,321	2,498	202	(628)	(1,639)	77,729
Fidelity Series Overseas Fund	19,976	60,828	323	-	(34)	(6,512)	73,935
Fidelity Series Real Estate Income Fund	1,054	3,165	296	22	(19)	(171)	3,733
Fidelity Series Small Cap Opportunities Fund	10,907	33,461	43	-	(4)	(4,065)	40,256
Fidelity Series Value Discovery Fund	16,044	48,141	692	-	(40)	(3,084)	60,369
	301,250	935,284	20,225	775	(1,797)	(89,633)	1,124,879

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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